OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Outstanding Financial Instruments Contract Amounts Represent Credit Risk
Financial instruments whose contract amounts represent credit risk at December 31, 2017 and 2016 were as follows:

	December 31,
	2017	2016
	(In Thousands)
Commitments to extend credit:
Commitments to originate loans	$60,360	$31,702
Undisbursed construction loans	9,027	8,426
Undisbursed home equity lines of credit	56,044	52,131
Undisbursed commercial lines of credit	50,054	54,023
Overdraft protection lines	1,306	1,306
Standby letters of credit	134	133
Total commitments	$176,925	$147,721

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2017, future minimum rental commitments pursuant to the terms of noncancelable lease agreements, by year and in the aggregate, are as follows (in thousands):

2018	$1,391
2019	1,338
2020	1,234
2021	1,073
2022	843
Thereafter	5,460
Total	$11,339

Schedule of Future Minimum Rental Payments Receivable [Table Text Block]	At December 31, 2017, future minimum lease payments receivable for the noncancelable lease agreement is as follows (in thousands):

2018	$90
2019	19
2020	19
2021	19
2022	19
Thereafter	29
Total	$195